Divestitures	12 Months Ended
Dec. 31, 2013
Divestitures [Abstract]
Divestitures

NOTE 2 – DIVESTITURES

On September 30, 2013, the Company entered into agreements to exit 60 nursing centers leased from Ventas, Inc. (“Ventas”) (the “2013 Expiring Facilities”). The current lease term for the 2013 Expiring Facilities was scheduled to expire in April 2015. See Note 11. Under the terms of the agreements, the lease term for the 2013 Expiring Facilities will now expire on September 30, 2014. For accounting purposes, the 2013 Expiring Facilities qualified as assets held for sale and the Company reflected the operating results as discontinued operations in the accompanying consolidated statement of operations for all historical periods. Under the terms of the agreements, the Company paid $20 million to Ventas in exchange for the early termination of certain leases. The early termination payment was recorded as rent expense in discontinued operations in 2013. The disposal group was measured at its fair value less cost to sell and the Company recorded an asset impairment charge of $7.9 million ($4.8 million net of income taxes) related to leasehold improvements in the 2013 Expiring Facilities.

In September 2013, the Company completed the sale of 15 non-strategic hospitals and one nursing center (the “Vibra Facilities”) for $187 million to an affiliate of Vibra Healthcare, LLC. The net proceeds of approximately $180 million from this transaction were used to reduce the Company’s borrowings under its $750 million senior secured asset-based revolving credit facility (the “ABL Facility”).

The Vibra Facilities consist of 14 TC hospitals containing 1,002 licensed beds, one IRF containing 44 licensed beds and one nursing center containing 135 licensed beds. Six of the TC hospitals and the one nursing center were owned facilities. The remaining Vibra Facilities were leased. The Vibra Facilities generated revenues of approximately $272 million and segment operating income of approximately $40 million (excluding the allocation of approximately $8 million of overhead costs) for the year ended December 31, 2012. The Vibra Facilities had aggregate rent expense of approximately $12 million for the year ended December 31, 2012.

The Company recorded a loss on divestiture of $93.9 million ($73.7 million net of income taxes) for the year ended December 31, 2013 related to the Vibra Facilities. The loss on divestiture included a $68.7 million write-off of goodwill, which was allocated based upon the relative fair value of the Vibra Facilities, and a $21.0 million write-off of intangible assets.

In July 2013, the Company completed the sale of seven non-strategic nursing centers (the “Signature Facilities”) for approximately $47 million to affiliates of Signature Healthcare, LLC. The proceeds from this transaction were used to reduce the Company’s borrowings under its ABL Facility.

The Signature Facilities contain 900 licensed beds. Five of the Signature Facilities were owned facilities and the remaining Signature Facilities were leased. The Signature Facilities generated revenues of approximately $63 million and segment operating income of approximately $11 million (excluding the allocation of approximately $2 million of overhead costs) for the year ended December 31, 2012. The Signature Facilities had aggregate rent expense of approximately $2 million for the year ended December 31, 2012.

The Company recorded a loss on divestiture of $1.7 million ($1.0 million net of income taxes) for the year ended December 31, 2013 related to the Signature Facilities.

During the fourth quarter of 2013, the Company recorded a loss on divestiture of $9.0 million ($5.5 million net of income taxes) related to the planned disposition of a TC hospital. The loss on divestiture consisted of a real estate write-down of $8.6 million and a write-off of $0.4 million of goodwill, both based upon the relative fair value of the hospital.

On April 27, 2012, the Company announced that it would not renew seven renewal bundles containing 54 nursing centers (the “2012 Expiring Facilities”) under operating leases with Ventas that expired on April 30, 2013. The 2012 Expiring Facilities contained 6,140 licensed nursing center beds and generated revenues of approximately $475 million for the year ended December 31, 2012. The annual rent for these facilities approximated $57 million. The Company transferred the operations of all of the 2012 Expiring Facilities to new operators during 2013. The Company reclassified the results of operations and losses associated with the 2012 Expiring Facilities to discontinued operations, net of income taxes, for all periods presented. The Company received cash proceeds of $13.5 million for the year ended December 31, 2013 for the sale of property and equipment and inventory related to the 2012 Expiring Facilities.

The results of operations and losses on divestiture of operations, net of income taxes, for the above dispositions or planned dispositions were reclassified to discontinued operations in 2013.

NOTE 2 – DIVESTITURES (Continued)

During 2012, the Company sold one TC hospital and closed two additional TC hospitals, each reported as discontinued operations, resulting in loss on divestiture aggregating $7.8 million ($4.7 million net of income taxes).

During 2013, in connection with the closing of a TC hospital reported as continuing operations, the Company recorded costs of $6.0 million ($3.9 million net of income taxes) primarily consisting of a write-off of an indefinite-lived intangible asset of $3.2 million, a write-off of $1.1 million of goodwill based upon the relative fair value of the hospital and a $1.4 million fair value adjustment of real estate.

In addition, the Company also recorded a write-off of an indefinite-lived intangible asset of $0.5 million associated with closing a home health location reported as continuing operations.